UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2014

Principal				Interest
Amount		Security		Rate*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-59.0%
$4,465	M	Fannie Mae, 11/3/2014		0.09%	$ 4,463,605
		Federal Home Loan Bank:
2,000	M	7/9/2014		0.10	1,999,955
4,495	M	7/23/2014		0.07	4,494,808
6,000	M	7/30/2014		0.07	5,999,661
3,689	M	8/6/2014		0.07	3,688,742
1,200	M	8/6/2014		0.09	1,199,898
6,750	M	8/15/2014		0.06	6,749,505
1,000	M	8/15/2014		0.07	999,919
3,000	M	9/3/2014		0.07	2,999,627
7,000	M	9/5/2014		0.07	6,999,101
4,000	M	9/26/2014		0.08	3,999,227
5,547	M	10/15/2014		0.08	5,545,775
6,000	M	10/22/2014		0.08	5,998,551
1,600	M	11/5/2014		0.08	1,599,576
1,250	M	11/14/2014		0.08	1,249,646
		Freddie Mac:
2,240	M	7/11/2014		0.10	2,239,938
5,000	M	11/24/2014		0.08	4,998,378
1,000	M	11/24/2014		0.09	999,635
Total Value of U.S. Government Agency Obligations (cost $66,225,547)					66,225,547
		CORPORATE NOTES-19.8%
		Abbott Laboratories:
1,500	M	8/18/2014	(a)	0.10	1,499,800
3,500	M	8/21/2014	(a)	0.08	3,499,603
3,000	M	Coca-Cola Co., 8/19/2014	(a)	0.17	2,999,305
4,500	M	Emerson Electric Co., 7/22/2014	(a)	0.09	4,499,764
		Honeywell International:
2,000	M	9/4/2014	(a)	0.11	1,999,603
2,750	M	9/22/2014	(a)	0.12	2,749,271
5,000	M	International Business Machines Corp., 7/29/2014	(a)	0.08	4,999,689
Total Value of Corporate Notes (cost $22,247,035)					22,247,035
		VARIABLE AND FLOATING RATE NOTES-14.7%
5,000	M	Federal Home Loan Bank, 4/16/2015		0.11	5,000,636
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.04	5,700,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.03	5,835,000
Total Value of Variable and Floating Rate Notes (cost $16,535,636)					16,535,636
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.5%
5,000	M	U.S. Treasury Bills, 7/3/2014 (cost $4,999,993)		0.02	4,999,993
Total Value of Investments (cost $110,008,211)**		98.0%			110,008,211
Other Assets, Less Liabilities		2.0			2,198,015
Net Assets		100.0%			$112,206,226

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2014.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30,
2014, the Fund held seven Section 4(2) securities with an aggregate value of $22,247,035 representing 19.8% of the Fund's net assets.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$66,225,547	$-	$66,225,547
Corporate Notes	-	22,247,035	-	22,247,035
Variable and Floating Rate Notes:
Municipal Bonds	-	11,535,000	-	11,535,000
U.S. Government Agency
Obligations	-	5,000,636	-	5,000,636
Short-Term U.S. Government
Obligations	-	4,999,993	-	4,999,993
Total Investments in Securities	$-	$110,008,211	$-	$110,008,211

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2014

Principal
Amount		Security		Value
		CORPORATE BONDS-42.1%
		Energy-4.0%
$ 250	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		$ 257,383
250	M	Valero Energy Corp., 6.125%, 6/15/2017		284,942
				542,325
		Financial Services-8.4%
250	M	American Express Co., 7%, 3/19/2018		297,536
250	M	American International Group, Inc., 4.875%, 9/15/2016		270,558
250	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		278,360
250	M	General Electric Capital Corp., 5.625%, 5/1/2018		286,709
				1,133,163
		Financials-10.6%
250	M	Citigroup, Inc., 6.125%, 11/21/2017		286,159
250	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018		286,949
250	M	JPMorgan Chase & Co., 6%, 1/15/2018		286,511
250	M	Morgan Stanley, 5.95%, 12/28/2017		284,845
250	M	UBS AG, 5.875%, 12/20/2017		285,767
				1,430,231
		Healthcare-1.9%
250	M	Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		254,676
		Manufacturing-2.2%
250	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		298,123
		Media-Broadcasting-2.2%
250	M	DirecTV Holdings, LLC, 5.875%, 10/1/2019		291,111
		Media-Diversified-2.1%
250	M	McGraw Hill Financial, Inc., 5.9%, 11/15/2017		277,641
		Metals/Mining-2.0%
250	M	Newmont Mining Corp., 5.125%, 10/1/2019		276,119
		Telecommunications-4.6%
250	M	AT&T, Inc., 5.8%, 2/15/2019		291,176
300	M	Verizon Communications, Inc., 3.65%, 9/14/2018		321,158
				612,334
		Utilities-4.1%
250	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	298,202
250	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019		248,018
				546,220
Total Value of Corporate Bonds (cost $5,679,033)				5,661,943
		U.S. GOVERNMENT OBLIGATIONS-19.0%
		U.S. Treasury Notes:
405	M	0.375%, 3/15/2015		405,846
250	M	2%, 1/31/2016		256,792
840	M	0.375%, 5/31/2016		839,294
100	M	0.5%, 6/15/2016		100,133
890	M	0.875%, 5/15/2017		891,251
60	M	0.875%, 6/15/2017		60,026
Total Value of U.S. Government Obligations (cost $2,555,020)				2,553,342
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-14.8%
		Fannie Mae
803	M	2.5%, 2/1/2023		830,501
393	M	3%, 5/1/2021		410,709
694	M	4%, 2/1/2024		742,522
Total Value of Residential Mortgage-Backed Securities (cost $1,979,277)				1,983,732
		ASSET BACKED SECURITIES-6.7%
		Financial Services-5.6%
750	M	Ford Credit Auto Owner Trust, 1%, 9/15/2017		754,784
		Financials-1.1%
140	M	Chase Insurance Trust, 1.3%, 2/18/2020		139,130
Total Value of Asset Backed Securities (cost $893,365)				893,914
		U.S. GOVERNMENT AGENCY OBLIGATIONS-3.8%
515	M	Federal Home Loan Bank, 0.875%, 5/24/2017 (cost $515,616)		515,386
		SUPRANATIONALS-2.4%
		Financials
200	M	European Investment Bank, 4.875%, 1/17/2017		220,648
100	M	International Finance Corp., 2.125%, 11/17/2017		103,487
Total Value of Supranationals (cost $325,509)				324,135
		VARIABLE AND FLOATING RATE NOTES-1.5%
		Financials
200	M	Bank of America Corp., 1.2996%, 3/22/2018 (cost $202,762)	(b)	202,759
		SHORT TERM U.S. GOVERNMENT OBLIGATIONS-3.7%
500	M	U.S. Treasury Bills, .0.008%, 7/10/2014 (cost $499,999)		499,999
Total Value of Investments (cost $12,650,581)		94.0%		12,635,210
Other Assets, Less Liabilities		6.0		808,074
Net Assets		100.0%		$13,443,284

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At June
30, 2014, the Fund held one 144A security with a value of $298,202 representing 2.2% of the Fund's net assets.

(b)	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2014.

At June 30, 2014, the cost of investments for federal income tax purposes was $12,650,581. Accumulated net unrealized depreciation on investments was $15,371, consisting of $7,946 gross unrealized appreciation and $23,317 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,661,943	$-	$5,661,943
U.S. Government Obligations	-	2,553,342	-	2,553,342
Residential
Mortgage-Backed Securities	-	1,983,732	-	1,983,732
Asset Backed Securities	-	893,914	-	893,914
U.S. Government Agency
Obligations	-	515,386	-	515,386
Supranationals	-	324,135	-	324,135
Variable and Floating Rate
Notes	-	202,759	-	202,759
Short-Term U.S. Government
Obligations	-	499,999	-	499,999
Total Investments in Securities	$-	$12,635,210	$-	$12,635,210

*The Portfolio of Investments provides information on the industry categorization of corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2014

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-69.4%
		Fannie Mae-33.3%
$ 6,400	M	2.5%, 9/1/2023 - 11/1/2023		$ 6,612,994
12,925	M	3%, 8/1/2022 - 7/1/2023		13,524,089
34,069	M	3.5%, 10/1/2025 - 7/14/2044	(a)	35,538,547
37,168	M	4%, 2/1/2024 - 4/1/2044		39,674,801
11,158	M	4.5%, 11/1/2040 - 1/1/2042		12,194,656
7,470	M	5%, 8/1/2039 - 4/1/2040		8,343,568
3,582	M	5.5%, 7/1/2033 - 10/1/2039		4,039,579
				119,928,234
		Freddie Mac-3.0%
2,152	M	3.5%, 9/1/2032		2,251,071
5,847	M	4%, 11/1/2040		6,277,134
2,130	M	5%, 8/1/2039		2,407,675
				10,935,880
		Government National Mortgage Association I Program-33.1%
6,570	M	4%, 11/15/2025 - 6/15/2042		7,092,486
21,032	M	4.5%, 9/15/2033 - 6/15/2040		23,053,268
35,185	M	5%, 6/15/2033 - 5/15/2040		39,119,963
21,575	M	5.5%, 3/15/2033 - 10/15/2039		24,387,082
18,829	M	6%, 3/15/2031 - 5/15/2040		21,499,259
1,617	M	6.5%, 6/15/2034 - 3/15/2038		1,841,481
1,977	M	7%, 6/15/2023 - 4/15/2034		2,183,408
				119,176,947
Total Value of Residential Mortgage-Backed Securities (cost $241,889,066)				250,041,061
		U.S. GOVERNMENT OBLIGATIONS-14.3%
		U.S. Treasury Notes:
32,250	M	1.5%, 5/31/2019		32,090,008
10,000	M	2.25%, 3/31/2021		10,108,980
9,200	M	2.5%, 5/15/2024		9,187,782
Total Value of U.S. Government Obligations (cost $51,463,623)				51,386,770
		COLLATERALIZED MORTGAGE OBLIGATIONS-5.4%
		Fannie Mae-4.2%
7,289	M	3%, 2/25/2024		7,511,233
7,134	M	4%, 2/25/2025		7,709,041
				15,220,274
		Freddie Mac-1.2%
4,267	M	3%, 8/15/2039		4,389,232
Total Value of Collateralized Mortgage Obligations (cost $19,920,825)				19,609,506
		COMMERCIAL MORTGAGE-BACKED SECURITIES-4.8%
		Fannie Mae-3.4%
2,925	M	2.27%, 1/1/2023		2,846,678
1,300	M	2.96%, 11/1/2018		1,370,612
2,960	M	3.76%, 4/1/2018		3,187,253
4,500	M	3.84%, 5/1/2018		4,867,380
				12,271,923
		Federal Home Loan Mortgage Corporation-1.4%
5,000	M	Multi Family Structured Pass Through, 2.13%, 1/25/2019		5,082,035
Total Value of Commercial Mortgage-Backed Securities (cost $17,602,232)				17,353,958
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.7%
4,300	M	Fannie Mae, 1.875%, 9/18/2018		4,372,399
7,000	M	Federal Farm Credit Bank, 2.79%, 11/12/2020		7,044,366
5,000	M	Freddie Mac, 3.75%, 3/27/2019		5,497,450
Total Value of U.S. Government Agency Obligations (cost $16,771,119)				16,914,215
		CORPORATE BONDS-1.1%
		Financials
4,026	M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $4,007,449)		3,852,168
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.6%
9,200	M	Federal Home Loan Bank, 0.055%, 7/11/2014 (cost $9,199,859)		9,199,859
Total Value of Investments (cost $360,854,173)		102.3%		368,357,537
Excess of Liabilities Over Other Assets		(2.3)		(8,119,763)
Net Assets		100.0%		$360,237,774

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2014, the cost of investments for federal income tax purposes was
$360,854,173. Accumulated net unrealized appreciation on investments was
$7,503,364, consisting of $9,108,180 gross unrealized appreciation and
$1,604,816 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$250,041,061	$-	$250,041,061
U.S. Government Obligations	-	51,386,770	-	51,386,770
Collateralized Mortgage
Obligations	-	19,609,506	-	19,609,506
Commercial
Mortgage-Backed Securities	-	17,353,958	-	17,353,958
U.S. Government Agency
Obligations	-	16,914,215	-	16,914,215
Corporate Bonds		3,852,168	-	3,852,168
Short-Term U.S. Government
Agency Obligations	-	9,199,859	-	9,199,859
Total Investments in Securities	$-	$368,357,537	$-	$368,357,537

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2014

Principal
Amount		Security			Value
		CORPORATE BONDS-99.1%
		Agriculture-.5%
$ 2,725	M	Cargill, Inc., 6%, 11/27/2017		(a)	$ 3,110,759
		Automotive-1.3%
2,000	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017		(a)	2,081,196
5,000	M	Johnson Controls, Inc., 5%, 3/30/2020			5,572,810
					7,654,006
		Chemicals-2.7%
5,000	M	CF Industries, Inc., 3.45%, 6/1/2023			4,965,375
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020			4,360,560
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021			5,987,900
					15,313,835
		Consumer Durables-.4%
2,300	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020			2,495,652
		Energy-10.8%
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	6,159,465
4,000	M	Continental Resources, Inc., 5%, 9/15/2022			4,355,000
4,800	M	DCP Midstream, LLC, 9.75%, 3/15/2019		(a)	6,195,053
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			3,088,602
500	M	Enbridge, Inc., 3.5%, 6/10/2024			499,113
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			5,305,520
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			4,861,165
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018			5,701,210
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022			3,981,044
5,000	M	Petrobras International Finance Co., 5.375%, 1/27/2021			5,236,150
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018			6,662,124
4,000	M	Valero Energy Corp., 9.375%, 3/15/2019			5,255,476
4,000	M	Weatherford International, Inc., 6.35%, 6/15/2017			4,548,216
					61,848,138
		Financial Services-17.3%
2,250	M	Aflac, Inc., 8.5%, 5/15/2019			2,904,122
6,000	M	American Express Co., 7%, 3/19/2018			7,140,876
		American International Group, Inc.:
3,200	M	8.25%, 8/15/2018			3,979,290
3,100	M	6.4%, 12/15/2020			3,747,537
4,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			4,583,740
6,400	M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024			6,374,272
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			4,467,184
2,000	M	BlackRock, Inc., 5%, 12/10/2019			2,285,592
4,000	M	CoBank ACB, 7.875%, 4/16/2018		(a)	4,774,844
1,800	M	Compass Bank, 6.4%, 10/1/2017			2,004,779
		ERAC USA Finance, LLC:
5,750	M	4.5%, 8/16/2021		(a)	6,265,510
3,000	M	7%, 10/15/2037		(a)	3,943,779
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			7,925,286
		General Electric Capital Corp.:
9,400	M	5.3%, 2/11/2021			10,704,015
7,000	M	6.75%, 3/15/2032			9,260,293
		Harley-Davidson Funding Corp.:
2,000	M	5.75%, 12/15/2014		(a)	2,047,156
1,800	M	6.8%, 6/15/2018		(a)	2,126,048
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	4,382,184
4,550	M	Protective Life Corp., 7.375%, 10/15/2019			5,636,103
		Prudential Financial, Inc.:
2,000	M	7.375%, 6/15/2019			2,479,448
2,700	M	3.5%, 5/15/2024			2,697,459
					99,729,517
		Financials-20.5%
		Bank of America Corp.:
9,500	M	5.65%, 5/1/2018			10,777,987
4,300	M	5%, 5/13/2021			4,806,656
		Barclays Bank, PLC:
8,000	M	5.125%, 1/8/2020			9,053,344
1,800	M	3.75%, 5/15/2024			1,810,138
		Citigroup, Inc.:
10,200	M	6.125%, 11/21/2017			11,675,277
2,000	M	4.5%, 1/14/2022			2,177,498
3,000	M	Deutsche Bank AG London, 3.7%, 5/30/2024			3,007,095
		Goldman Sachs Group, Inc.:
2,000	M	5.375%, 3/15/2020			2,268,370
5,900	M	5.75%, 1/24/2022			6,838,047
3,000	M	3.625%, 1/22/2023			3,018,411
5,250	M	6.125%, 2/15/2033			6,306,631
		JPMorgan Chase & Co.:
9,200	M	6%, 1/15/2018			10,543,605
4,000	M	4.5%, 1/24/2022			4,389,952
		Morgan Stanley:
4,050	M	5.95%, 12/28/2017			4,614,481
5,500	M	6.625%, 4/1/2018			6,434,785
6,000	M	5.5%, 7/28/2021			6,903,222
6,000	M	SunTrust Banks, Inc., 6%, 9/11/2017			6,800,022
4,000	M	UBS AG, 4.875%, 8/4/2020			4,489,948
		Wells Fargo & Co.:
5,800	M	4.6%, 4/1/2021			6,463,387
4,800	M	3.45%, 2/13/2023			4,785,346
900	M	4.1%, 6/3/2026			913,478
					118,077,680
		Food/Beverage/Tobacco-8.9%
4,000	M	Altria Group, Inc., 9.7%, 11/10/2018			5,246,200
5,000	M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044			5,223,375
		Anheuser-Busch InBev Worldwide, Inc.:
2,000	M	6.875%, 11/15/2019			2,461,366
4,000	M	5.375%, 1/15/2020			4,623,604
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			6,572,726
4,200	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			4,909,817
4,165	M	Ingredion, Inc., 4.625%, 11/1/2020			4,493,923
4,000	M	Lorillard Tobacco Co., 6.875%, 5/1/2020			4,759,272
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018			4,596,136
		SABMiller Holdings, Inc.:
4,000	M	3.75%, 1/15/2022		(a)	4,148,644
4,000	M	4.95%, 1/15/2042		(a)	4,339,188
					51,374,251
		Forest Products/Container-1.0%
5,000	M	Rock-Tenn Co., 4.9%, 3/1/2022			5,466,260
		Health Care-4.6%
4,000	M	Biogen IDEC, Inc., 6.875%, 3/1/2018			4,712,676
		Express Scripts Holding Co.:
4,050	M	4.75%, 11/15/2021			4,489,490
1,800	M	3.5%, 6/15/2024			1,784,855
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			4,054,340
4,000	M	Mylan, Inc., 3.125%, 1/15/2023		(a)	3,852,584
4,000	M	Novartis Capital Corp., 4.4%, 5/6/2044			4,180,772
2,400	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019			2,738,395
694	M	Roche Holdings, Inc., 6%, 3/1/2019		(a)	816,171
					26,629,283
		Information Technology-2.6%
4,000	M	Harris Corp., 4.4%, 12/15/2020			4,305,668
5,000	M	Motorola Solutions, Inc., 6%, 11/15/2017			5,681,680
900	M	Oracle Corp., 3.4%, 7/8/2024		(b)	900,977
4,000	M	Symantec Corp., 3.95%, 6/15/2022			4,055,556
					14,943,881
		Manufacturing-2.6%
4,000	M	CRH America, Inc., 8.125%, 7/15/2018			4,921,852
1,800	M	General Electric Co., 4.5%, 3/11/2044			1,883,288
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			4,769,972
3,000	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			3,474,141
					15,049,253
		Media-Broadcasting-3.7%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018		(a)	5,090,665
2,000	M	CBS Corp., 8.875%, 5/15/2019			2,595,476
4,000	M	Comcast Corp., 4.25%, 1/15/2033			4,122,152
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022			3,103,008
2,000	M	Sirius XM Radio, Inc., 5.25%, 8/15/2022		(a)	2,165,000
4,000	M	Time Warner Cable, Inc., 5%, 2/1/2020			4,487,948
					21,564,249
		Media-Diversified-1.1%
		McGraw Hill Financial, Inc.:
3,350	M	5.9%, 11/15/2017			3,720,383
2,300	M	6.55%, 11/15/2037			2,397,069
					6,117,452
		Metals/Mining-5.6%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020			5,656,075
4,000	M	ArcelorMittal, 6.125%, 6/1/2018			4,400,000
		Glencore Finance Canada, Ltd.:
4,000	M	4.95%, 11/15/2021		(a)	4,322,068
3,000	M	2.7%, 10/25/2017		(a)	3,081,825
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019			4,638,803
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			5,274,355
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019			4,518,816
					31,891,942
		Real Estate Investment Trusts-4.7%
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019			4,676,372
4,000	M	Digital Realty Trust, LP, 5.25%, 3/15/2021			4,303,008
4,000	M	HCP, Inc., 5.375%, 2/1/2021			4,556,000
4,000	M	ProLogis, LP, 6.625%, 5/15/2018			4,672,468
4,000	M	Simon Property Group, LP, 5.75%, 12/1/2015			4,241,600
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021			4,391,732
					26,841,180
		Retail-General Merchandise-1.6%
6,000	M	GAP, Inc., 5.95%, 4/12/2021			6,953,556
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036			2,482,304
					9,435,860
		Telecommunications-1.6%
4,000	M	AT&T, Inc., 6.5%, 9/1/2037			4,960,460
4,000	M	Verizon Communications, Inc., 5.15%, 9/15/2023			4,484,688
					9,445,148
		Transportation-2.7%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			4,426,684
3,000	M	Con-way, Inc., 7.25%, 1/15/2018			3,501,000
4,125	M	GATX Corp., 4.75%, 6/15/2022			4,455,986
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	3,288,306
					15,671,976
		Utilities-4.9%
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018		(a)	3,426,954
1,900	M	Electricite de France SA, 6.5%, 1/26/2019		(a)	2,266,335
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019			4,503,820
		Great River Energy Co.:
393	M	5.829%, 7/1/2017		(a)	427,784
3,538	M	4.478%, 7/1/2030		(a)	3,671,889
4,200	M	National Fuel Gas Co., 8.75%, 5/1/2019			5,292,281
900	M	Northern States Power Co., 4.125%, 5/15/2044			905,407
3,000	M	Ohio Power Co., 5.375%, 10/1/2021			3,507,285
2,881	M	Sempra Energy, 9.8%, 2/15/2019			3,832,436
					27,834,191
Total Value of Corporate Bonds (cost $542,818,598)			99.1%		570,494,513
Other Assets, Less Liabilities			.9		4,924,220
Net Assets			100.0%		$575,418,733

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2014, the
Fund held twenty-three 144A securities with an aggregate value of
$81,983,407 representing 14.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2014, the cost of investments for federal income tax purposes was $542,818,598. Accumulated net unrealized appreciation on investments was $27,675,915, consisting of $28,807,547 gross unrealized appreciation and $1,131,632 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$570,494,513	$-	$570,494,513

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
June 30, 2014

Shares	Security	Value
	MUTUAL FUNDS-99.1%
	First Investors Income Funds-88.7%
435,386	Floating Rate Fund - Institutional Shares	$ 4,353,865
13,110,816	Fund For Income - Institutional Shares	35,399,204
790,832	Government Fund - Institutional Shares	8,675,422
873,561	International Opportunities Bond Fund - Institutional Shares	8,954,005
1,766,202	Investment Grade Fund - Institutional Shares	17,767,994
435,913	Limited Duration High Quality Bond Fund - Institutional Shares	4,354,772
		79,505,262
	First Investors Equity Funds-10.4%
916,393	Equity Income Fund - Institutional Shares	9,319,719
Total Value of Mutual Funds (cost $87,016,731)	99.1%	88,824,981
Other Assets, Less Liabilities	.9	763,190
Net Assets	100.0%	$ 89,588,171

At June 30, 2014, the cost of investments for federal income tax purposes was
$87,018,674. Accumulated net unrealized appreciation on investments was $1,806,307, consisting of $1,816,675 gross unrealized appreciation and $10,368 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$79,505,262	$-	$-	$79,505,262
First Investors Equtiy Funds	9,319,719	-	-	9,319,719
Total Investments in Securities	$88,824,981	$-	$-	$88,824,981

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
June 30, 2014

Principal
Amount			Security			Value
			SOVEREIGN BONDS-60.0%
			Mexico-14.2%
			United Mexican States:
618	M	MXN	8.5%, 5/31/2029			$ 5,830,298
463	M	MXN	8.5%, 11/18/2038			4,366,696
672	M	MXN	7.75%, 11/13/2042			5,882,944
						16,079,938
			United Kingdom-9.5%
			United Kingdom Gilt:
4,080	M	GBP	2.75%, 1/22/2015			7,064,166
1,900	M	GBP	4.25%, 3/7/2036			3,709,943
						10,774,109
			Italy-8.4%
5,870	M	EUR	Italy Buoni Poliennali Del Tesoro, 5%, 8/1/2039			9,554,201
			Brazil-4.8%
			Nota Do Tesouro Nacional:
1	M	BRL	9.71%, 1/1/2021			207,847
13	M	BRL	9.71%, 1/1/2023			5,226,036
						5,433,883
			South Korea-4.5%
			Republic of Korea:
3,594,500	M	KRW	5.75%, 9/10/2018			3,960,753
1,170,500	M	KRW	3.375%, 9/10/2023			1,179,902
						5,140,655
			Poland-4.3%
			Republic of Poland:
3,025	M	PLN	5.25%, 10/25/2020			1,115,203
10,815	M	PLN	4%, 10/25/2023			3,717,444
						4,832,647
			New Zealand-3.9%
			New Zealand Government Bonds:
2,390	M	NZD	5%, 3/15/2019			2,174,167
2,230	M	NZD	5.5%, 4/15/2023			2,106,801
						4,280,968
			Malaysia-3.4%
			Federation of Malaysia:
2,950	M	MYR	4.048%, 9/30/2021			927,020
9,830	M	MYR	3.48%, 3/15/2023			2,946,839
						3,873,859
			South Africa-3.3%
			Republic of South Africa:
12,855	M	ZAR	6.75%, 3/31/2021			1,133,196
37,525	M	ZAR	6.5%, 2/28/2041			2,635,489
						3,768,685
			Hungary-2.5%
			Hungary Government Bond:
535,000	M	HUF	5.5%, 2/12/2016			2,488,959
69,000	M	HUF	7.5%, 11/12/2020			369,921
						2,858,880
			Turkey-1.2%
2,970	M	TRY	Republic of Turkey, 6.5%, 1/7/2015			1,392,551
Total Value of Sovereign bonds (cost $65,984,989)						67,990,376
			U.S. GOVERNMENT OBLIGATIONS-20.5%
			United States
23,210	M	USD	U.S. Treasury Notes, 0.07%, 1/31/2016 (cost $23,203,913)	(a)		23,210,000
			GOVERNMENT REGIONAL AGENCY-9.9%
			Australia
5,235	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			5,405,881
			Queensland Treasury Corp.:
3,825	M	AUD	6.25%, 2/21/2020			4,135,566
1,530	M	AUD	6%, 7/21/2022			1,668,113
Total Value of Government Regional Agency (cost $10,754,908)						11,209,560
			GOVERNMENT GUARANTEED PROGRAM-1.5%
			Germany-.9%
1,000	M	USD	Erste Abwicklungsanstalt, 0.4306%, 6/7/2016	(a)		1,002,486
			New Zealand-.6%
720	M	USD	Wespac Securities New Zealand, Ltd., 3.45%, 7/28/2014		(b)	721,662
Total Value of Government Guaranteed Program (cost $1,750,860)						1,724,148
			CORPORATE BONDS-1.4%
			Australia-1.0%
1,160	M	USD	Macquarie Group, Ltd., 1.22485%, 1/31/2017	(a)	(b)	1,162,208
			New Zealand-.4%
470	M	USD	ANZ New Zealand International, Ltd. of London, 0.74785%, 4/27/2017	(a)	(b)	471,373
Total Value of Corporate Bonds (cost $1,630,000)						1,633,581
			GOVERNMENT SOVEREIGN AGENCY-2.0%
			South Korea-.9%
1,010	M	USD	Export-Import Bank of Korea, 0.8501%, 8/14/2017	(a)	(b)	1,010,012
			Sweden-1.1%
			Swedish Export Credit:
420	M	USD	0.4103%, 6/12/2017	(a)		421,073
875	M	USD	0.59895%, 11/9/2017	(a)		883,890
						1,304,963
Total Value of Government Sovereign Agency (cost $2,314,411)						2,314,975
			SUPRANATIONAL-.9%
			Luxembourg
1,015	M	USD	European Investment Bank, 1.125%, 9/15/2017 (cost $1,012,107)			1,018,300
Total Value of Investments (cost $106,651,188)			96.2%			109,100,940
Other Assets, Less Liabilities			3.8			4,294,302
Net Assets			100.0%			$113,395,242

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2014.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2014, the Fund held four 144A securities with an aggregate value of $3,365,255 representing 3.0% of the Fund's net assets.

Abbreviations:
AUD	Australian Dollar
BRL	Brazillian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

At June 30, 2014, the cost of investments for federal income tax purposes was $106,651,188. Accumulated net unrealized appreciation on investments was $2,449,752, consisting of $4,038,746 gross unrealized appreciation and $1,588,994 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$16,079,938	$-	$16,079,938
United Kingdom	-	10,774,109	-	10,774,109
Italy	-	9,554,201	-	9,554,201
Brazil	-	5,433,883	-	5,433,883
South Korea	-	5,140,655	-	5,140,655
Poland	-	4,832,647	-	4,832,647
New Zealand	-	4,280,968	-	4,280,968
Malaysia	-	3,873,859	-	3,873,859
South Africa	-	3,768,685	-	3,768,685
Hungary	-	2,858,880	-	2,858,880
Turkey	-	1,392,551	-	1,392,551
U.S. Government Obligations	-	23,210,000	-	23,210,000
Government Regional Agency
Australia	-	11,209,560	-	11,209,560
Government Guaranteed Program
Germany	-	1,002,486	-	1,002,486
New Zealand	-	721,662	-	721,662
Corporate Bonds
Australia	-	1,162,208	-	1,162,208
New Zealand	-	471,373	-	471,373
Government Sovereign Agency
South Korea	-	1,010,012	-	1,010,012
Sweden	-	1,304,963	-	1,304,963
Supranationals
Luxembourg	-	1,018,300	-	1,018,300
Total Investments in Securities	$-	$109,100,940	$-	$109,100,940
Other Financial Instruments**	$-	$(85,740)	$-	$(85,740)

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
June 30, 2014

Principal
Amount		Security			Value
		LOAN PARTICIPATIONS+-85.6%
		Aerospace/Defense-.7%
$ 596	M	TransDigm, Inc. 3.75%, 2/28/2020			$ 594,190
		Automotive-3.3%
995	M	ASP HHI Acquisition Co., Inc., 5%, 10/5/2018			1,000,370
1,058	M	Chrysler Group, LLC, 3.5%, 5/24/2017			1,061,873
650	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			650,000
					2,712,243
		Building Materials-1.0%
795	M	USIC Holdings, Inc., 4%, 7/10/2020			793,078
		Chemicals-3.2%
310	M	Allnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019			311,169
161	M	Allnex USA, Inc., 4.5%, 10/3/2019			161,451
797	M	Axalta Coating Systems Dutch Holdings BBV, 4%, 2/1/2020			798,026
794	M	Cyanco Intermediate Corp., 5%, 5/1/2020			797,218
496	M	Univar, Inc., 5%, 6/30/2017			498,437
					2,566,301
		Energy-12.2%
595	M	Alpha Natural Resources, Inc., 3.5%, 5/22/2020			576,683
798	M	Drillships Financing Holding, Inc., 6%, 3/31/2021			810,958
		Fieldwood Energy, LLC:
249	M	3.875%, 9/28/2018			249,211
757	M	8.375%, 9/30/2020			783,069
1,200	M	Floatel International, Ltd., 7.25%, 5/22/2020	(a)		1,210,500
925	M	Jonah Energy, LLC, 7.5%, 5/12/2021			937,719
725	M	McDermott Finance, LLC, 5.25%, 4/16/2019			734,969
898	M	Murray Energy Corp., 5.25%, 12/5/2019			910,094
645	M	Offshore Group Investment, Ltd., 5.75%, 3/28/2019			643,219
844	M	Pacific Drilling SA, 4.5%, 6/3/2018			848,980
1,000	M	Samson Investment Co., 5%, 9/25/2018			1,002,706
897	M	Seadrill Operating, LP, 4%, 2/21/2021			892,744
350	M	Seventy Seven Operating, LLC, 3.75%, 6/25/2021	(a)		352,516
					9,953,368
		Financial Services-4.2%
678	M	Delos Finance Sarl, 3.5%, 3/6/2021			678,565
995	M	HUB International, Ltd., 4.25%, 10/2/2020			998,361
796	M	Ocwen Loan Servicing Corp., 5%, 2/15/2018			801,939
994	M	Sheridan Investment Partners II, LP, 4.25%, 12/16/2020			996,865
					3,475,730
		Food/Beverage/Tobacco-2.6%
695	M	H.J. Heinz Co., 3.5%, 6/5/2020			700,273
441	M	JBS USA, LLC, 3.75%, 5/25/2018			439,516
496	M	Pinnacle Foods Finance, LLC, 3.25%, 4/29/2020			494,466
500	M	Post Holdings, Inc., 3.75%, 6/2/2021			504,531
					2,138,786
		Food/Drug-4.3%
750	M	New Albertson's, Inc., 4.75%, 6/25/2021	(a)		753,750
900	M	Rite Aid Corp., 4.875%, 6/21/2021			912,094
524	M	Sprouts Farmers Market Holdings, LLC, 4%, 4/23/2020			525,635
625	M	Stater Brothers Markets, Inc., 4.75%, 5/12/2021			630,469
669	M	Supervalu, Inc., 4.5%, 3/21/2019			670,101
					3,492,049
		Forest Products/Container-2.9%
		Ardagh Holdings USA, Inc.:
896	M	4.25%, 12/17/2019			899,044
300	M	4%, 12/17/2019			300,937
596	M	Berry Plastics Corp., 3.5%, 2/8/2020			591,714
597	M	Exopack Holdings SA, 5.25%, 5/8/2019			607,198
					2,398,893
		Gaming/Leisure-6.1%
775	M	24 Hour Fitness Worldwide, Inc., 4.75%, 5/28/2021			779,030
595	M	AMC Entertainment, Inc., 3.5%, 4/30/2020			596,590
742	M	Hilton Worldwide Finance, LLC, 3.5%, 10/26/2020			742,364
513	M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020			514,369
496	M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020			489,934
894	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			892,678
995	M	Zuffa, LLC, 3.75%, 2/25/2020			997,855
					5,012,820
		Health Care-7.5%
998	M	Accellent, Inc, 4.5%, 3/12/2021			996,461
		Biomet, Inc.:
4	M	3.6495%, 7/25/2017			3,876
498	M	3.652%, 7/25/2017			498,937
18	M	3.7326%, 7/25/2017			60,648
405	M	Community Health Systems, Inc., 4.25%, 1/27/2021			408,075
748	M	Endo Luxembourg Finance Co. Sarl, 3.25%, 3/1/2021			745,787
269	M	Grifols Worldwide Operations USA, Inc., 3.1495%, 2/27/2021			269,373
334	M	Medpace Holdings, Inc., 5%, 4/1/2021			335,252
649	M	MPH Acquisition Holdings, LLC, 4%, 3/31/2021			649,012
650	M	NBTY, Inc., 3.5%, 10/1/2017			651,706
467	M	Onex Carestream Finance, LP, 5%, 6/7/2019			469,147
488	M	Salix Pharmaceuticals, Ltd., 4.25%, 1/2/2020			491,896
572	M	Select Medical Corp., 3.75%, 6/1/2018			575,410
					6,155,580
		Information Technology-6.4%
509	M	Activision Blizzard, Inc., 3.25%, 10/12/2020			510,407
597	M	Applied Systems, Inc., 4.25%, 1/25/2021			600,358
331	M	ARRIS Enterprises, Inc., 3.5%, 4/17/2020			330,774
800	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			803,200
796	M	BMC Software Finance, Inc., 5%, 9/10/2020			795,379
359	M	DealerTrack Technologies, Inc., 3.5%, 2/28/2021			360,213
597	M	Dell International, LLC, 4.5%, 4/29/2020			600,565
746	M	Infor (US), Inc., 3.75%, 6/3/2020			743,252
503	M	Kronos, Inc., 4.5%, 10/30/2019			506,941
					5,251,089
		Manufacturing-5.4%
896	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020			900,986
496	M	Gardner Denver, Inc., 4.25%, 7/30/2020			496,594
1,000	M	Gates Global, Inc., 4.25%, 6/11/2021	(a)		998,125
1,000	M	Husky Injection Molding System, 4.25%, 6/25/2021	(a)		1,006,250
1,042	M	Mirror BidCo Corp., 4.25%, 12/28/2019			1,042,962
					4,444,917
		Media-Cable TV-1.8%
1,000	M	Gray Television, Inc., 3.75%, 6/13/2021	(a)		1,006,350
500	M	Numericable US, LLC, 4.5%, 5/21/2020			503,437
					1,509,787
		Media-Diversified-.8%
647	M	Tribune Co., 4%, 12/27/2020			649,418
		Metals/Mining-6.5%
1,172	M	Arch Coal, Inc., 6.25%, 5/16/2018			1,151,795
596	M	FMG Resources (August 2006) Property, Ltd., 3.75%, 6/28/2019			596,824
994	M	McJunkin Red Man Corp., 5%, 11/8/2019			700,540
496	M	Novelis, Inc., 3.75%, 3/10/2017			497,313
		Oxbow Carbon, LLC:
241	M	4.25%, 7/19/2019			241,183
250	M	8%, 1/19/2020			256,042
893	M	Peabody Energy Corp., 4.25%, 9/24/2020			898,944
945	M	TMS International Corp., 4.5%, 10/16/2020			950,371
					5,293,012
		Retail-General Merchandise-10.9%
596	M	Academy, Ltd., 4.5%, 8/3/2018			598,857
599	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019			595,121
1,125	M	J. Crew Group, Inc., 4%, 3/5/2021			1,111,202
493	M	Landry's, Inc., 4%, 4/24/2018			494,867
983	M	Lands' End, Inc., 4.25%, 4/4/2021			982,537
490	M	Libbey Glass, Inc., 3.75%, 4/9/2021			489,796
1,000	M	Men's Wearhouse, Inc., 4.5%, 6/18/2021	(a)		1,006,042
1,000	M	Michaels Stores, Inc., 4%, 1/8/2020	(a)		1,000,417
896	M	Neiman Marcus Group, Inc., 4.25%, 10/25/2020			894,735
644	M	Party City Holdings, Inc., 4%, 7/27/2019			642,056
594	M	Pilot Travel Centers, LLC, 3.75%, 3/30/2018			596,604
496	M	Wendy's International, Inc., 3.25%, 5/15/2019			497,789
					8,910,023
		Services-3.4%
		Allied Security Holdings, LLC:
79	M	3.25%, 2/12/2021	(a)		78,400
221	M	4.25%, 2/12/2021			220,419
488	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			483,664
375	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021			377,344
622	M	Garda World Security Corp., 4%, 11/6/2020			622,403
496	M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020			495,630
496	M	Monitronics International, Inc., 4.25%, 3/23/2018			498,496
					2,776,356
		Telecommunications-1.1%
898	M	XO Communications, Inc., 4.25%, 3/20/2021			904,483
		Utilities-.6%
496	M	Calpine Corp., 4%, 10/9/2019			498,306
		Wireless Communications-.7%
600	M	Intelsat Jackson Holdings SA, 3.75%, 6/30/2019			601,125
Total Value of Loan Participations (cost $70,020,628)					70,131,554
		CORPORATE BONDS-7.5%
		Automotive-.7%
500	M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020			551,250
		Consumer Non-Durables-1.3%
500	M	Hanesbrands, Inc., 6.375%, 12/15/2020			543,125
500	M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019			525,000
					1,068,125
		Energy-.9%
250	M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016		(b)	262,188
450	M	Linn Energy, LLC, 8.625%, 4/15/2020			488,250
					750,438
		Gaming/Leisure-.3%
250	M	National CineMedia, LLC, 7.875%, 7/15/2021			272,500
		Health Care-1.3%
325	M	Biomet, Inc., 6.5%, 8/1/2020			351,812
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018			262,812
75	M	8%, 11/15/2019			82,312
300	M	HCA, Inc., 7.25%, 9/15/2020			322,125
					1,019,061
		Media-Cable TV-.6%
475	M	CCO Holdings, LLC, 8.125%, 4/30/2020			515,375
		Metals/Mining-.4%
300	M	FMG Resources (August 2006) Property, Ltd., 6%, 4/1/2017		(b)	310,688
		Retail-General Merchandise-.4%
300	M	Sally Holdings, LLC, 6.875%, 11/15/2019			326,250
		Services-.2%
100	M	FTI Consulting, Inc., 6.75%, 10/1/2020			107,250
75	M	Live Nation Entertainment, Inc., 7%, 9/1/2020		(b)	82,500
					189,750
		Telecommunications-1.0%
250	M	PAETEC Holding Corp., 9.875%, 12/1/2018			270,250
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020	(a)	(b)	227,250
300	M	Windstream Corp., 7.75%, 10/15/2020			326,625
					824,125
		Wireless Communications-.4%
300	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			321,375
Total Value of Corporate Bonds (cost $6,204,031)					6,148,937
		FLOATING RATE NOTES-1.0%
		Utilities
855	M	AES Corp., 3.2286%, 6/1/2019 (cost $857,814)	+		863,550
Total Value of Investments (cost $77,082,473)		94.1%			77,144,041
Other Assets, Less Liabilities		5.9			4,795,778
Net Assets		100.0%			$81,939,819

+	The interest rates shown on floating rate notes are adjusted periodically;
the rates shown are the rates in effect at June 30, 2014.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2014, the Fund held four 144A securities with an aggregate value of $882,626 representing 1.1%
of the Fund's net assets.

At June 30, 2014, the cost of investments for federal income tax purposes was $77,082,473. Accumulated net unrealized appreciation on investments was $61,568, consisting of $344,223 gross unrealized appreciation and
$282,655 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$70,131,554	$-	$70,131,554
Corporate Bonds	-	6,148,937	-	6,148,937
Floating Rate Notes	-	863,550	-	863,550
Total Investments in Securities*	$-	$77,144,041	$-	$77,144,041

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2014

Principal
Amount		Security			Value
		CORPORATE BONDS-89.3%
		Aerospace/Defense-.6%
$3,725	M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)		$ 4,162,688
		Automotive-2.0%
		American Axle & Manufacturing, Inc.:
2,750	M	6.25%, 3/15/2021			2,970,000
1,950	M	6.625%, 10/15/2022			2,145,000
3,300	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)		3,456,750
625	M	Jaguar Land Rover Automotive, PLC, 8.125%, 5/15/2021	(a)		706,250
		Oshkosh Corp.:
2,400	M	8.5%, 3/1/2020			2,604,000
500	M	5.375%, 3/1/2022	(a)		517,500
2,050	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)		2,121,750
					14,521,250
		Building Materials-1.8%
		Building Materials Corp.:
3,625	M	6.875%, 8/15/2018	(a)		3,769,094
1,700	M	7.5%, 3/15/2020	(a)		1,819,000
1,325	M	Cemex Finance, LLC, 9.375%, 10/12/2022	(a)		1,565,156
		Cemex SAB de CV:
1,350	M	9.5%, 6/15/2018	(a)		1,552,500
525	M	5.875%, 3/25/2019	(a)		549,937
1,400	M	6.5%, 12/10/2019	(a)		1,503,250
2,400	M	Griffon Corp., 5.25%, 3/1/2022			2,394,000
					13,152,937
		Chemicals-1.3%
1,625	M	Huntsman International, LLC, 8.625%, 3/15/2020			1,765,156
2,175	M	Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018	(a)		2,349,000
825	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		841,500
4,175	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		4,644,688
					9,600,344
		Consumer Non-Durables-2.2%
2,200	M	Hanesbrands, Inc., 6.375%, 12/15/2020			2,389,750
		Levi Strauss & Co.:
925	M	7.625%, 5/15/2020			1,000,156
2,625	M	6.875%, 5/1/2022			2,907,188
		Reynolds Group Issuer, Inc.:
1,250	M	7.125%, 4/15/2019			1,312,500
4,900	M	5.75%, 10/15/2020			5,194,000
		Spectrum Brands Escrow Corp.:
1,375	M	6.375%, 11/15/2020			1,485,000
1,480	M	6.625%, 11/15/2022			1,609,500
					15,898,094
		Energy-16.7%
		AmeriGas Finance, LLC:
500	M	6.75%, 5/20/2020			545,000
1,250	M	7%, 5/20/2022			1,390,625
		Antero Resources Finance Corp.:
675	M	6%, 12/1/2020			727,312
950	M	5.375%, 11/1/2021			989,187
		Atlas Pipeline Partners, LP:
2,225	M	4.75%, 11/15/2021			2,191,625
4,000	M	5.875%, 8/1/2023			4,090,000
		Basic Energy Services, Inc.:
1,025	M	7.75%, 2/15/2019			1,091,625
2,100	M	7.75%, 10/15/2022			2,357,250
		Berry Petroleum Co.:
675	M	6.75%, 11/1/2020			713,812
2,275	M	6.375%, 9/15/2022			2,434,250
		Calumet Specialty Products Partners, LP:
2,650	M	9.625%, 8/1/2020			3,067,375
1,100	M	6.5%, 4/15/2021	(a)		1,127,500
525	M	7.625%, 1/15/2022			567,000
		Chesapeake Energy Corp.:
2,025	M	7.25%, 12/15/2018			2,399,625
950	M	6.625%, 8/15/2020			1,097,250
2,000	M	6.875%, 11/15/2020			2,330,000
1,375	M	5.75%, 3/15/2023			1,534,775
		CONSOL Energy, Inc.:
4,250	M	8.25%, 4/1/2020			4,621,875
1,300	M	5.875%, 4/15/2022	(a)		1,365,000
1,450	M	Crestwood Midstream Partners, LP, 6%, 12/15/2020			1,529,750
3,325	M	Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019			3,607,625
2,750	M	El Paso Corp., 6.5%, 9/15/2020			3,059,375
2,075	M	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021			2,230,625
1,800	M	Enquest, PLC, 7%, 4/15/2022	(a)		1,861,875
3,126	M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		3,278,392
1,350	M	Exterran Partners, LP, 6%, 10/1/2022	(a)		1,377,000
275	M	Ferrellgas Partners, LP, 6.75%, 1/15/2022	(a)		288,750
1,375	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	(a)		1,464,375
2,125	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		2,310,938
		Kinder Morgan, Inc.:
650	M	5%, 2/15/2021	(a)		677,625
1,650	M	5.625%, 11/15/2023	(a)		1,703,625
1,900	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			1,973,625
		Legacy Reserves, LP:
3,175	M	8%, 12/1/2020			3,429,000
1,500	M	6.625%, 12/1/2021			1,530,000
1,250	M	6.625%, 12/1/2021	(a)		1,275,000
		Linn Energy, LLC:
625	M	6.5%, 5/15/2019			662,500
1,850	M	6.25%, 11/1/2019			1,947,125
1,225	M	8.625%, 4/15/2020			1,329,125
1,975	M	7.75%, 2/1/2021			2,140,406
2,250	M	McDermott Finance, LLC, 8%, 5/1/2021	(a)		2,323,125
3,025	M	Memorial Production Partners, LP, 7.625%, 5/1/2021			3,180,031
3,450	M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022	(a)		3,557,813
		Nustar Logistics, LP:
325	M	4.8%, 9/1/2020			331,500
1,375	M	6.75%, 2/1/2021			1,533,125
		Offshore Group Investment, Ltd.:
4,075	M	7.5%, 11/1/2019			4,329,688
1,075	M	7.125%, 4/1/2023			1,096,500
1,675	M	Pacific Drilling SA, 5.375%, 6/1/2020	(a)		1,649,875
2,075	M	PetroLogistics, LP, 6.25%, 4/1/2020			2,272,125
1,400	M	Pioneer Energy Services Corp., 6.125%, 3/15/2022	(a)		1,454,250
4,000	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		4,220,000
1,150	M	Regency Energy Partners, LP, 5.875%, 3/1/2022			1,252,063
1,865	M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)		2,032,850
		Sabine Pass Liquefaction, LLC:
3,750	M	6.25%, 3/15/2022	(a)		4,082,813
1,375	M	5.625%, 4/15/2023	(a)		1,436,875
2,450	M	5.75%, 5/15/2024	(a)		2,557,188
1,575	M	Samson Investment Co., 10.75%, 2/15/2020	(a)		1,667,531
2,450	M	SandRidge Energy, Inc., 7.5%, 2/15/2023			2,670,500
575	M	Seventy Seven Energy, Inc., 6.5%, 7/15/2022	(a)		590,094
		SM Energy Co.:
1,175	M	6.5%, 11/15/2021			1,277,813
675	M	6.5%, 1/1/2023			734,063
433	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021			473,053
1,225	M	Ultra Petroleum Corp., 5.75%, 12/15/2018	(a)		1,289,313
2,875	M	Unit Corp., 6.625%, 5/15/2021			3,083,438
					121,413,448
		Financials-3.2%
		Ally Financial, Inc.:
3,625	M	6.25%, 12/1/2017			4,060,000
1,350	M	4.75%, 9/10/2018			1,436,062
4,525	M	8%, 3/15/2020			5,509,187
1,375	M	8%, 11/1/2031			1,763,438
		General Motors Financial Co., Inc.:
575	M	3.25%, 5/15/2018			585,063
175	M	4.25%, 5/15/2023			175,219
		International Lease Finance Corp.:
4,775	M	8.75%, 3/15/2017			5,559,891
2,350	M	8.25%, 12/15/2020			2,908,125
1,375	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)		1,426,563
					23,423,548
		Food/Beverage/Tobacco-3.0%
2,100	M	B&G Foods, Inc., 4.625%, 6/1/2021			2,110,500
2,200	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		2,336,840
1,624	M	Chiquita Brands International, Inc., 7.875%, 2/1/2021			1,774,220
2,550	M	Darling Ingredients, Inc., 5.375%, 1/15/2022	(a)		2,655,187
		JBS Investments GmbH:
1,000	M	7.75%, 10/28/2020	(a)		1,075,000
1,550	M	7.25%, 4/3/2024	(a)		1,608,125
		JBS USA, LLC:
1,700	M	7.25%, 6/1/2021	(a)		1,831,750
1,775	M	5.875%, 7/15/2024	(a)		1,775,000
550	M	Marfrig Holding Europe BV, 6.875%, 6/24/2019			558,525
		Post Holdings, Inc.:
1,700	M	6.75%, 12/1/2021	(a)		1,810,500
1,050	M	6%, 12/15/2022	(a)		1,072,313
1,587	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)		1,682,220
1,475	M	Treehouse Foods, Inc., 4.875%, 3/15/2022			1,519,250
					21,809,430
		Food/Drug-.2%
1,475	M	BI-LO, LLC, 8.625%, 9/15/2018	(a)		1,500,812
		Forest Products/Containers-3.6%
		Ardagh Packaging Finance, PLC:
2,675	M	7.375%, 10/15/2017	(a)		2,824,600
2,175	M	6%, 6/30/2021	(a)	(b)	2,183,156
1,050	M	Ball Corp., 4%, 11/15/2023			1,005,375
3,525	M	Clearwater Paper Corp., 7.125%, 11/1/2018			3,718,875
1,925	M	CROWN Americas, LLC, 4.5%, 1/15/2023			1,884,575
3,650	M	Greif, Inc., 7.75%, 8/1/2019			4,215,750
		Sealed Air Corp.:
1,500	M	8.125%, 9/15/2019	(a)		1,659,375
3,050	M	6.5%, 12/1/2020	(a)		3,446,500
1,250	M	8.375%, 9/15/2021	(a)		1,437,500
850	M	Silgan Holdings, Inc., 5%, 4/1/2020			875,500
2,710	M	Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		3,041,975
					26,293,181
		Gaming/Leisure-1.9%
2,800	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)		2,800,000
		GLP Capital, LP:
1,500	M	4.875%, 11/1/2020	(a)		1,548,750
1,150	M	5.375%, 11/1/2023	(a)		1,198,875
1,350	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	(a)		1,436,906
3,325	M	National CineMedia, LLC, 7.875%, 7/15/2021			3,624,250
1,700	M	Regal Entertainment Group, 5.75%, 3/15/2022			1,772,250
1,575	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		1,618,313
					13,999,344
		Health Care-6.7%
		Aviv Healthcare Properties, LP:
850	M	7.75%, 2/15/2019			909,500
825	M	6%, 10/15/2021			878,625
4,924	M	Biomet, Inc., 6.5%, 8/1/2020			5,330,230
		Community Health Systems, Inc.:
1,275	M	5.125%, 8/15/2018			1,340,344
2,050	M	8%, 11/15/2019			2,249,875
3,050	M	7.125%, 7/15/2020			3,305,437
3,425	M	Endo Finance Co., 5.75%, 1/15/2022	(a)		3,502,062
1,150	M	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)		1,259,250
		HCA, Inc.:
2,075	M	8%, 10/1/2018			2,458,875
1,375	M	6.5%, 2/15/2020			1,550,313
1,225	M	6.25%, 2/15/2021			1,318,406
1,950	M	7.75%, 5/15/2021			2,142,563
2,075	M	7.5%, 2/15/2022			2,399,219
		HealthSouth Corp.:
957	M	8.125%, 2/15/2020			1,029,971
847	M	7.75%, 9/15/2022			928,524
1,825	M	NBTY, Inc., 9%, 10/1/2018			1,939,063
3,450	M	Tenet Healthcare Corp., 6.75%, 2/1/2020			3,760,500
3,000	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			3,157,500
		Valeant Pharmaceuticals International, Inc.:
5,200	M	6.375%, 10/15/2020	(a)		5,544,500
1,300	M	5.625%, 12/1/2021	(a)		1,340,625
1,975	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020			2,113,250
					48,458,632
		Information Technology-3.6%
		Activision Blizzard, Inc.:
1,075	M	5.625%, 9/15/2021	(a)		1,161,000
500	M	6.125%, 9/15/2023	(a)		551,250
		Advanced Micro Devices, Inc.:
1,000	M	6.75%, 3/1/2019	(a)		1,068,750
400	M	7.75%, 8/1/2020			428,500
2,450	M	7.5%, 8/15/2022			2,655,187
700	M	7%, 7/1/2024	(a)		716,625
		Audatex North America, Inc.:
4,225	M	6%, 6/15/2021	(a)		4,531,312
875	M	6.125%, 11/1/2023	(a)		938,437
300	M	Belden, Inc., 5.25%, 7/15/2024	(a)		303,750
1,775	M	CommScope, Inc., 5%, 6/15/2021	(a)		1,819,375
1,475	M	CyrusOne, LP, 6.375%, 11/15/2022			1,596,687
1,725	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)		1,832,812
2,025	M	Equinix, Inc., 7%, 7/15/2021			2,245,219
1,800	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			1,885,500
3,375	M	Lender Processing Services, Inc., 5.75%, 4/15/2023			3,636,563
1,150	M	Micron Technology, Inc., 5.875%, 2/15/2022	(a)		1,236,250
					26,607,217
		Manufacturing-4.4%
		Bombardier, Inc.:
2,425	M	7.5%, 3/15/2018	(a)		2,746,312
1,125	M	4.75%, 4/15/2019	(a)		1,146,094
2,200	M	7.75%, 3/15/2020	(a)		2,497,330
1,850	M	6%, 10/15/2022	(a)		1,898,562
1,250	M	6.125%, 1/15/2023	(a)		1,293,750
3,425	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		3,664,750
3,850	M	Case New Holland, Inc., 7.875%, 12/1/2017			4,504,500
2,450	M	Dematic SA, 7.75%, 12/15/2020	(a)		2,639,875
		EDP Finance BV:
1,650	M	6%, 2/2/2018	(a)		1,819,108
200	M	5.25%, 1/14/2021	(a)		212,500
2,500	M	H&E Equipment Services, Inc., 7%, 9/1/2022			2,775,000
		Rexel SA:
5,475	M	6.125%, 12/15/2019	(a)		5,817,188
975	M	5.25%, 6/15/2020	(a)		1,018,875
					32,033,844
		Media-Broadcasting-3.2%
2,450	M	Allbritton Communication Co., 8%, 5/15/2018			2,566,375
		Belo Corp.:
725	M	7.75%, 6/1/2027			804,750
150	M	7.25%, 9/15/2027			162,000
1,575	M	Block Communications, Inc., 7.25%, 2/1/2020	(a)		1,685,250
1,100	M	Crown Media Holdings, Inc., 10.5%, 7/15/2019			1,244,375
2,075	M	LIN Television Corp., 8.375%, 4/15/2018			2,178,750
3,175	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020			3,436,938
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021			4,120,844
925	M	6.375%, 11/1/2021			988,594
		Sirius XM Radio, Inc.:
2,750	M	5.75%, 8/1/2021	(a)		2,901,250
800	M	4.625%, 5/15/2023	(a)		768,000
2,350	M	6%, 7/15/2024	(a)		2,449,875
					23,307,001
		Media-Cable TV-6.9%
1,375	M	Altice SA, 7.75%, 5/15/2022	(a)		1,471,250
		Cablevision Systems Corp.:
2,000	M	8.625%, 9/15/2017			2,332,500
3,100	M	7.75%, 4/15/2018			3,514,625
		CCO Holdings, LLC:
1,825	M	7%, 1/15/2019			1,929,937
1,125	M	8.125%, 4/30/2020			1,220,625
1,175	M	7.375%, 6/1/2020			1,283,687
650	M	5.25%, 3/15/2021			668,687
550	M	6.5%, 4/30/2021			587,812
875	M	5.125%, 2/15/2023			885,937
4,825	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)		5,150,687
		Clear Channel Worldwide Holdings, Inc.:
200	M	7.625%, 3/15/2020 Series "A"			215,000
950	M	7.625%, 3/15/2020 Series "B"			1,029,562
1,025	M	6.5%, 11/15/2022 Series "A"			1,099,312
2,375	M	6.5%, 11/15/2022 Series "B"			2,570,937
		DISH DBS Corp.:
5,475	M	7.875%, 9/1/2019			6,515,250
950	M	5%, 3/15/2023			970,187
3,025	M	Gray Television, Inc., 7.5%, 10/1/2020			3,274,563
3,275	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)		3,668,000
1,675	M	Lynx II Corp., 6.375%, 4/15/2023	(a)		1,825,750
1,725	M	Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)		1,794,000
2,375	M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		2,547,188
		Numericable Group SA:
2,975	M	6%, 5/15/2022	(a)		3,097,719
1,225	M	6.25%, 5/15/2024	(a)		1,280,125
1,275	M	VTR Finance BV, 6.875%, 1/15/2024	(a)		1,372,203
					50,305,543
		Media-Diversified-.5%
		Gannett Co., Inc.:
1,700	M	5.125%, 7/15/2020	(a)		1,753,125
1,600	M	6.375%, 10/15/2023	(a)		1,712,000
					3,465,125
		Metals/Mining-7.8%
4,850	M	Alcoa, Inc., 6.15%, 8/15/2020			5,486,393
4,000	M	Aleris International, Inc., 7.875%, 11/1/2020			4,180,000
		ArcelorMittal:
2,725	M	6.125%, 6/1/2018			2,997,500
4,481	M	10.35%, 6/1/2019			5,758,085
1,475	M	6.75%, 2/25/2022			1,659,375
		Arch Coal, Inc.:
325	M	7%, 6/15/2019			247,812
2,475	M	7.25%, 10/1/2020			1,862,437
2,400	M	7.25%, 6/15/2021			1,764,000
725	M	Constellium NV, 5.75%, 5/15/2024	(a)		762,156
		FMG Resources (August 2006) Property, Ltd.:
3,675	M	6.875%, 2/1/2018	(a)		3,867,937
1,350	M	8.25%, 11/1/2019	(a)		1,474,875
5,025	M	JMC Steel Group, 8.25%, 3/15/2018	(a)		5,150,625
1,000	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020			1,130,000
		Novelis, Inc.:
6,475	M	8.375%, 12/15/2017			6,910,444
1,850	M	8.75%, 12/15/2020			2,062,750
		Peabody Energy Corp.:
2,050	M	6%, 11/15/2018			2,147,375
4,225	M	6.5%, 9/15/2020			4,277,813
800	M	7.875%, 11/1/2026			842,000
		Steel Dynamics, Inc.:
1,200	M	6.125%, 8/15/2019			1,311,000
675	M	6.375%, 8/15/2022			737,438
1,925	M	Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)		2,098,250
					56,728,265
		Real Estate Investment Trusts-.4%
775	M	CTR Partnership, 5.875%, 6/1/2021	(a)		784,687
2,162	M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		2,372,795
					3,157,482
		Retail-General Merchandise-1.9%
1,950	M	Group 1 Automotive, Inc., 5%, 6/1/2022	(a)		1,959,750
2,975	M	Landry's, Inc., 9.375%, 5/1/2020	(a)		3,287,375
3,125	M	Limited Brands, Inc., 8.5%, 6/15/2019			3,851,563
2,275	M	Michaels Stores, Inc., 7.75%, 11/1/2018			2,411,500
2,250	M	Party City Holdings, Inc., 8.875%, 8/1/2020			2,503,125
					14,013,313
		Services-5.2%
		ADT Corp.:
4,050	M	3.5%, 7/15/2022			3,695,625
650	M	4.125%, 6/15/2023			601,250
1,300	M	APX Group, Inc., 6.375%, 12/1/2019			1,355,250
1,525	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)		1,673,687
1,750	M	CoreLogic, Inc., 7.25%, 6/1/2021			1,900,937
		Covanta Holding Corp.:
1,200	M	7.25%, 12/1/2020			1,314,000
2,225	M	6.375%, 10/1/2022			2,425,250
1,450	M	Geo Group, Inc., 5.875%, 1/15/2022			1,529,750
		Iron Mountain, Inc.:
1,525	M	7.75%, 10/1/2019			1,675,594
3,250	M	5.75%, 8/15/2024			3,363,750
4,050	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		4,455,000
3,650	M	LKQ Corp., 4.75%, 5/15/2023			3,617,150
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020			1,850,063
		PHH Corp.:
1,975	M	7.375%, 9/1/2019			2,266,313
1,500	M	6.375%, 8/15/2021			1,590,000
2,925	M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		3,173,625
1,625	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)		1,730,625
					38,217,869
		Telecommunications-6.2%
		CenturyLink, Inc.:
400	M	5.625%, 4/1/2020			425,000
1,500	M	5.8%, 3/15/2022			1,569,375
1,250	M	6.75%, 12/1/2023			1,371,875
		Citizens Communications Co.:
5,200	M	7.125%, 3/15/2019			5,928,000
2,175	M	9%, 8/15/2031			2,354,437
575	M	Frontier Communications Corp., 8.5%, 4/15/2020			681,375
2,525	M	GCI, Inc., 8.625%, 11/15/2019			2,676,500
1,750	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		1,771,875
		Intelsat Jackson Holdings SA:
3,525	M	7.25%, 4/1/2019			3,762,938
1,200	M	8.5%, 11/1/2019			1,279,500
2,075	M	7.25%, 10/15/2020			2,241,000
800	M	PAETEC Holding Corp., 9.875%, 12/1/2018			864,800
		Sprint Capital Corp.:
1,300	M	6.9%, 5/1/2019			1,439,750
2,125	M	6.875%, 11/15/2028			2,156,875
1,700	M	Telesat Canada, 6%, 5/15/2017	(a)		1,755,250
		Wind Acquisition Finance SA:
2,175	M	7.25%, 2/15/2018	(a)		2,300,063
2,000	M	4.75%, 7/15/2020	(a)	(b)	2,020,000
4,975	M	7.375%, 4/23/2021	(a)		5,323,250
		Windstream Corp.:
1,725	M	7.875%, 11/1/2017			1,994,531
2,050	M	7.75%, 10/15/2020			2,231,938
600	M	6.375%, 8/1/2023			610,500
					44,758,832
		Transportation-1.1%
		Aircastle, Ltd.:
550	M	4.625%, 12/15/2018			567,875
5,112	M	6.25%, 12/1/2019			5,623,200
1,700	M	Fly Leasing, Ltd., 6.75%, 12/15/2020			1,814,750
					8,005,825
		Utilities-2.2%
		AES Corp.:
98	M	8%, 10/15/2017			114,415
975	M	8%, 6/1/2020			1,177,312
2,525	M	7.375%, 7/1/2021			2,966,875
1,375	M	5.5%, 3/15/2024			1,412,812
200	M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019	(a)		200,600
850	M	Dynegy, Inc., 5.875%, 6/1/2023			860,625
911	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			1,042,772
3,075	M	InterGen NV, 7%, 6/30/2023	(a)		3,190,313
1,425	M	NRG Energy, Inc., 6.25%, 5/1/2024	(a)		1,490,906
3,010	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		3,265,850
					15,722,480
		Waste Management-.3%
2,050	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020			2,219,125
		Wireless Communications-2.4%
2,225	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			2,383,531
		Sprint Nextel Corp.:
925	M	9.125%, 3/1/2017			1,085,719
1,250	M	8.375%, 8/15/2017			1,464,063
3,425	M	7%, 8/15/2020			3,806,031
1,750	M	6%, 11/15/2022			1,793,750
		T-Mobile USA, Inc.:
4,100	M	6.25%, 4/1/2021			4,371,625
2,725	M	6.625%, 4/1/2023			2,970,250
					17,874,969
Total Value of Corporate Bonds (cost $623,619,379)					650,650,598
		LOAN PARTICIPATIONS+-8.9%
		Automotive-.3%
1,525	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			1,525,000
		Chemicals-.4%
2,797	M	Axalta Coating Systems Dutch Holdings BBV, 4%, 2/1/2020			2,801,295
		Energy-1.5%
3,896	M	Drillships Financing Holding, Inc., 6%, 3/31/2021			3,958,865
1,000	M	Fieldwood Energy, LLC, 8.375%, 9/30/2020			1,033,906
2,225	M	Jonah Energy, LLC, 7.5%, 5/12/2021			2,255,594
2,075	M	McDermott Finance, LLC, 5.25%, 4/16/2019			2,103,531
1,925	M	Samson Investment Co., 5%, 9/25/2018			1,930,211
					11,282,107
		Financial Services-.4%
2,948	M	Ocwen Loan Servicing Corp., 5%, 2/15/2018			2,969,795
		Food/Drug-1.6%
3,886	M	Albertson's, LLC, 4.75%, 3/21/2019			3,907,731
3,215	M	Rite Aid Corp., 4.875%, 6/21/2021			3,258,203
1,500	M	Stater Brothers Markets, Inc., 4.75%, 5/12/2021			1,513,125
2,834	M	Supervalu, Inc., 4.5%, 3/21/2019			2,838,015
					11,517,074
		Gaming/Leisure-.2%
1,554	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			1,552,034
		Health Care-.1%
985	M	Community Health Systems, Inc., 4.25%, 1/27/2021			992,615
		Information Technology-1.3%
1,440	M	ARRIS Enterprises, Inc., 3.5%, 4/17/2020			1,438,254
3,450	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			3,463,800
4,776	M	BMC Software Finance, Inc., 5%, 9/10/2020			4,772,270
					9,674,324
		Manufacturing-.5%
3,657	M	Gardner Denver, Inc., 4.25%, 7/30/2020			3,659,901
		Media-Diversified-.8%
1,150	M	Kasima, LLC, 3.25%, 5/17/2021			1,149,281
4,975	M	Tribune Co., 4%, 12/27/2020			4,995,522
					6,144,803
		Metals/Mining-.6%
2,818	M	Arch Coal, Inc., 6.25%, 5/16/2018			2,769,134
1,280	M	Oxbow Carbon, LLC, 8%, 1/19/2020			1,310,934
					4,080,068
		Retail-General Merchandise-.9%
2,689	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019			2,671,956
3,500	M	Men's Wearhouse, Inc., 4.5%, 6/18/2021		(b)	3,521,147
					6,193,103
		Services-.3%
1,098	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021		(b)	1,095,667
607	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			602,113
825	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021			830,156
					2,527,936
Total Value of Loan Participations (cost $64,332,754)					64,920,055
		PASS THROUGH CERTIFICATES-.6%
		Transportation
3,873	M	American Airlines, Series "B" PTT, 5.6%, 7/15/2020 (cost $3,930,936)	(a)		4,067,084
Total Value of Investments (cost $691,883,069)		98.8%			719,637,737
Other Assets, Less Liabilities		1.2			8,662,084
Net Assets		100.0%			$728,299,821

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2014, the Fund held one hundred twenty-two
144A securities with an aggregate value of $257,334,472 representing 35.3% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2014.

Summary of Abbreviations:
PTT	Pass Through Trust

At June 30, 2014, the cost of investments for federal income tax purposes was $691,886,069. Accumulated net unrealized appreciation on investments was $27,751,668, consisting of $29,984,700 gross unrealized appreciation and $2,233,032 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$650,650,598	$-	$650,650,598
Loan Participations	-	64,920,055	-	64,920,055
Pass Through Certificates	-	4,067,084	-	4,067,084
Total Investments in Securities*	$-	$719,637,737	$-	$719,637,737

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of the Fund's investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, September 30, 2013	$-	$3,785	$3,785
Purchases	-	-	-
Sales	-	(3,785)	(3,785)
Change in unrealized
appreciation (depreciation)	4,478,295	381,985	4,860,280
Realized gain (loss)	(4,478,295)	(381,985)	(4,860,280)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, June 30, 2014	$-	$-	$-

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"),
investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, loan participations and variable and floating rate notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2014, for each Fund's investments is included at the end of each
Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 27, 2014